TAXATION (Details 3) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Income tax CNY	Dec. 31, 2012 Income tax CNY	Dec. 31, 2011 Income tax CNY
Current deferred tax assets
Accrued expense		16,218	24,778
Allowance for doubtful accounts		15,942	50,228
Current deferred tax assets		32,160	75,006
Less: valuation allowance on current deferred tax assets		(21,128)	(59,570)
Total current deferred tax assets		11,032	15,436
Non-current deferred tax assets
Tax loss carried forward		446,569	272,361
Impairment of long-lived tangible assets		33,631	33,485
Deferred advertising expense		19,876	25,234
Others		5,444	4,064
Non-current deferred tax assets		505,520	335,144
Less: valuation allowance on non-current deferred tax assets		(423,818)	(282,062)
Total non-current deferred taxes assets, net		81,702	53,082
Non-current deferred tax liabilities:
Unrecognized valuation surplus and deficit - Acquisition		103,779	121,519
Unrecognized valuation surplus and deficit - Decrease due to amortization and impairment		(50,939)	(59,782)
Tax nondeductible long-lived assets		67,166	46,629
Tax nondeductible long-lived assets - Decrease due to amortization and impairment		(16,256)	(11,862)
Total deferred tax liabilities	17,138	103,750	96,504
Movement of valuation allowance
Balance at beginning of the year				341,632	42,976	13,313
Allowance made during the year				103,314	298,656	32,668
Reversals						(3,005)
Balance at end of the year				444,946	341,632	42,976